SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Schedule of the following table provides a reconciliation of cash, cash equivalents, and restricted cash

	At December 31,
	2018	2019
Cash and cash equivalents	$6,750,178	$24,292,113
Restricted cash	2,275,866	405,040
Total cash, cash equivalents, and restricted cash	$9,026,044	$24,697,153

Schedule of property, plant and equipment estimated useful lives

Plant and machinery	3‑5 years
Motor vehicles	4‑5 years
Office equipment	3‑5 years
Power stations	25 years

ASU 2016-08
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Schedule of cumulative effect of the changes made to consolidated balance sheet

	Balance at	Adjustments Due to	Balance at
	December 31, 2017	ASC 606	January 1, 2018
Assets
Accounts receivable, net of allowances for doubtful accounts	$23,312,086	$7,079,477	$30,391,563
Project assets current	76,556,400	(400,642)	76,155,758
Contract costs	12,668,709	(5,808,850)	6,859,859
Liabilities and Shareholders’ Equity
Accumulated deficit	$(435,517,610)	$869,985	$(434,647,625)

There is no cumulative effect of the changes made to its December 31, 2018 consolidated balance sheet for the adoption of ASU 2016-08, “Revenue - Revenue from Contracts with Customers”.

In accordance with the new revenue standard requirements, the disclosure of the impact of adoption on its consolidated statements of operation and comprehensive income was as follows:

	Year ended December 31, 2018
	As	Balances Without		Effect of
	reported	Adoption of ASC 606		Change
Net revenue:
Solar power projects development	$48,784,766		$55,864,243	$(7,079,477)
Electricity generation revenue	29,257,928		29,257,928	—
EPC services	18,544,164		18,544,164	—
Others	319,477		319,477	—
Cost of revenue	$(68,836,588)		$(75,046,080)	$6,209,492
Gross profit	28,069,747		28,939,732	(869,985)
Income from operations	15,531,888		16,401,873	(869,985)
Net income	5,096,480		5,966,465	(869,985)
Net income attributed to ReneSola Ltd	1,759,711		2,629,696	(869,985)
Basic income attributed to ReneSola Ltd per share	0.00		0.01	(0.01)
Diluted income attributed to ReneSola Ltd per share	0.00		0.01	(0.01)

ASU 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Schedule of cumulative effect of the changes made to consolidated balance sheet

	Balance at	Adjustments due to	Balance at
	December 31, 2018	ASC 842	January 1, 2019
Assets
Prepaid expense and other current assets	$14,318,076	$(954,969)	$13,363,107
Other non-current assets	6,458,949	(430,608)	6,028,341
Property, plant and equipment, net	190,787,262	(38,041,898)	152,745,364
Operating lease right-of-use assets	—	37,086,249	37,086,249
Finance lease right-of-use assets	—	38,041,898	38,041,898
Liabilities
Accounts Payable	12,050,201	(46,328)	12,003,873
Operating lease-liabilities current	—	131,456	131,456
Other current liabilities	52,748,907	(12,279,651)	40,469,256
Failed sale-lease back and finance lease liabilities current	—	12,279,651	12,279,651
Operating lease-liabilities non-current	—	35,615,544	35,615,544